Revenue - Schedule of Disaggregation of Revenue (Details) $ in Thousands, t in Millions		1 Months Ended		6 Months Ended
	Jan. 01, 2023 t	Jul. 31, 2022 t	Jul. 31, 2021 t	Jun. 30, 2026 USD ($) $ / barrel	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Disaggregation of Revenue [Line Items]
Total operating revenues				$ 268,033	$ 138,175
Amortization of day 1 gain				$ 9,590	(11,611)
Oil price per barrel (in usd per barrel) | $ / barrel				60
Contract liability, net pre-commissioning contractual cash flows				$ 34,900	36,800	$ 35,800
Hilli LLC
Disaggregation of Revenue [Line Items]
Expected increase of capacity per annum | t		0.2	0.2
Expected capacity per annum | t	1.4
Hilli LLC | Maximum
Disaggregation of Revenue [Line Items]
Expected increase of capacity per annum | t		0.4
Liquefaction services revenue
Disaggregation of Revenue [Line Items]
Total operating revenues				111,787	112,200
Amortization of day 1 gain				6,219	6,219
Incremental base tolling fee				2,500	2,478
Amortization of deferred revenue				2,043	2,043
Other				(1,225)	112
Sales-type lease revenue
Disaggregation of Revenue [Line Items]
Total operating revenues				98,326	8,219
Vessel management fees and other revenue
Disaggregation of Revenue [Line Items]
Total operating revenues				57,920	16,880
Amortization of deferred revenue				915	96
Other				1,447	204
FLNG Operation and Maintenance Agreement (“O&M”) service revenue				48,836	4,309
Management fee revenue				6,722	12,271
Time and voyage charter revenues
Disaggregation of Revenue [Line Items]
Total operating revenues				0	876
Base tolling fee
Disaggregation of Revenue [Line Items]
Total operating revenues				$ 102,250	$ 101,348